Schedule of Investments
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–79.59%
Australia–2.00%
Goodman Group	257,635	$4,481,408
Mirvac Group	3,292,987	6,627,732
Stockland	1,044,171	3,200,091
		14,309,231
Belgium–0.34%
VGP N.V.	9,012	2,408,551
Canada–2.91%
Allied Properties REIT	260,200	8,402,090
Canadian Apartment Properties REIT	73,100	3,253,721
Chartwell Retirement Residences	453,185	3,912,976
Killam Apartment REIT	153,900	2,655,255
Summit Industrial Income REIT	151,100	2,663,722
		20,887,764
China–0.17%
China Overseas Land & Investment Ltd.	521,500	1,194,601
Denmark–0.28%
Orsted A/S(a)	15,749	2,015,383
France–1.24%
Gecina S.A.	24,953	3,379,196
ICADE	78,097	5,549,329
		8,928,525
Germany–3.49%
Aroundtown S.A.	1,347,270	8,089,220
Sirius Real Estate Ltd.	1,183,958	2,145,297
Vonovia SE	249,613	13,875,290
Vonovia SE, Rts., expiring 12/07/2021(b)	249,613	880,398
		24,990,205
Hong Kong–2.35%
CK Asset Holdings Ltd.	97,408	557,117
Hongkong Land Holdings Ltd.	281,400	1,518,984
Kerry Properties Ltd.	1,113,500	2,891,559
Link REIT	223,500	1,928,173
Sun Hung Kai Properties Ltd.	740,500	9,002,231
Wharf Real Estate Investment Co. Ltd.	195,000	985,520
		16,883,584
Italy–0.52%
Infrastrutture Wireless Italiane S.p.A.(a)	327,319	3,759,411
Japan–8.03%
Daiwa House REIT Investment Corp.	1,147	3,282,888
Daiwa Office Investment Corp.	440	2,785,661
Daiwa Securities Living Investments Corp.	2,304	2,223,784
GLP J-REIT	1,878	2,997,114
Hulic Co. Ltd.	288,400	2,718,377
Japan Metropolitan Fund Investment Corp.	2,195	1,895,796
Shares		Value
Japan–(continued)
Japan Prime Realty Investment Corp.	950	$3,401,229
Japan Real Estate Investment Corp.	1,065	6,163,993
LaSalle Logiport REIT	4,397	7,270,247
Mitsui Fudosan Co. Ltd.	422,800	8,706,697
Mitsui Fudosan Logistics Park, Inc.	1,090	5,623,056
Mori Hills REIT Investment Corp.	1,328	1,767,422
Nippon Accommodations Fund, Inc.	365	2,006,900
Nippon Prologis REIT, Inc.	610	1,995,059
Sumitomo Realty & Development Co. Ltd.	91,800	2,861,297
Tokyu Fudosan Holdings Corp.	368,400	1,901,658
		57,601,178
Mexico–0.51%
PLA Administradora Industrial, S. de R.L. de C.V.	1,391,800	1,668,797
Prologis Property Mexico S.A. de C.V.	890,684	2,003,390
		3,672,187
Singapore–2.43%
Ascendas REIT	2,057,198	4,395,549
CapitaLand Integrated Commercial Trust	98,696	152,259
CapitaLand Investment Ltd.(b)	638,100	1,564,296
City Developments Ltd.	996,300	5,107,430
Mapletree Commercial Trust	1,813,579	2,703,638
Mapletree Industrial Trust	1,793,700	3,465,575
		17,388,747
South Africa–0.11%
Equites Property Fund Ltd.	590,710	772,113
Spain–1.60%
Atlantica Sustainable Infrastructure PLC	102,463	3,930,481
Cellnex Telecom S.A.(a)	127,346	7,513,136
		11,443,617
Sweden–1.15%
Fabege AB	239,513	4,007,108
Wihlborgs Fastigheter AB	178,587	4,233,650
		8,240,758
United Kingdom–3.67%
Assura PLC	3,305,206	2,974,768
Big Yellow Group PLC	233,775	5,050,203
Derwent London PLC	61,749	2,780,679
Industrials REIT Ltd.	556,236	1,328,441
Land Securities Group PLC	268,355	2,587,687
Segro PLC	386,009	7,208,979
Tritax Big Box REIT PLC	1,381,960	4,369,588
		26,300,345
United States–48.79%
Alexandria Real Estate Equities, Inc.	27,354	5,472,715
American Homes 4 Rent, Class A	317,055	12,710,735
American Tower Corp.	15,946	4,185,506
Americold Realty Trust	367,930	12,009,235
Apple Hospitality REIT, Inc.	252,346	3,790,237

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
United States–(continued)
AvalonBay Communities, Inc.	73,689	$17,602,091
Brandywine Realty Trust(c)	414,847	5,330,784
CoreSite Realty Corp.	27,736	4,744,243
Crown Castle International Corp.	18,741	3,404,303
CyrusOne, Inc.	53,701	4,780,463
DiamondRock Hospitality Co.(b)	627,645	5,466,788
Duke Realty Corp.	355,175	20,717,358
Equinix, Inc.	13,545	11,001,249
Essential Properties Realty Trust, Inc.	88,096	2,381,235
Extra Space Storage, Inc.	13,927	2,785,400
Healthpeak Properties, Inc.	314,791	10,344,032
Highwoods Properties, Inc.	67,774	2,927,837
Hilton Worldwide Holdings, Inc.(b)	31,438	4,246,331
Host Hotels & Resorts, Inc.(b)	588,002	9,231,631
Invitation Homes, Inc.	332,971	13,465,347
Kilroy Realty Corp.	90,760	5,856,743
Kimco Realty Corp.	112,603	2,524,559
Life Storage, Inc.	76,837	10,153,241
Medical Properties Trust, Inc.	101,488	2,160,679
Mid-America Apartment Communities, Inc.	85,597	17,654,381
National Retail Properties, Inc.(c)	82,436	3,635,428
Outfront Media, Inc.	235,900	5,895,141
Prologis, Inc.	277,058	41,766,493
Regency Centers Corp.(c)	117,371	8,138,505
RLJ Lodging Trust	170,102	2,141,584
Ryman Hospitality Properties, Inc.(b)	24,282	1,879,427
Simon Property Group, Inc.	48,327	7,386,299
SITE Centers Corp.	202,048	3,042,843
STAG Industrial, Inc.	155,484	6,775,993
Sunstone Hotel Investors, Inc.(b)	746,751	8,117,183
UDR, Inc.	421,437	23,908,121
Ventas, Inc.	380,867	17,870,280
VICI Properties, Inc.	463,567	12,609,022
Welltower, Inc.	146,877	11,694,347
		349,807,789
Total Common Stocks & Other Equity Interests (Cost $466,354,051)		570,603,989
Preferred Stocks–17.03%
United States–17.03%
American Homes 4 Rent, 5.88%, Series F, Pfd.	511,782	12,973,674
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	2,138,680
American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	5,252,625
DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,541,491
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	121,800	3,245,970
Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.	34,560	3,262,464
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.(d)	195,800	2
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	6,289,305
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	5,533,844
Shares		Value
United States–(continued)
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	$4,263,746
PS Business Parks, Inc., 5.25%, Series X, Pfd.	275,600	7,104,968
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	273,400	6,999,040
Public Storage, 5.15%, Series F, Pfd.	14,600	371,132
Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	100,500	2,645,160
RLJ Lodging Trust, 1.95%, Series A, Conv. Pfd.	192,400	5,389,124
Saul Centers, Inc., 6.13%, Series D, Pfd.	2,347	60,013
SITE Centers Corp., 6.38%, Series A, Pfd.	214,100	5,358,923
SL Green Realty Corp., 6.50%, Series I, Pfd.	217,900	5,621,820
Summit Hotel Properties, Inc., 6.25%, Series E, Pfd.	466,864	11,728,090
UMH Properties, Inc., 6.75%, Series C, Pfd.	287,500	7,357,125
UMH Properties, Inc., 6.38%, Series D, Pfd.	438,900	11,494,791
Vornado Realty Trust, 5.40%, Series L, Pfd.	213,400	5,354,206
Vornado Realty Trust, 5.25%, Series M, Pfd.	200,000	5,094,000
Total Preferred Stocks (Cost $122,252,402)		122,080,193
Principal Amount
U.S. Dollar Denominated Bonds & Notes–0.50%
United States–0.50%
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(a) (Cost $3,636,324)	$3,438,000	3,582,224
Shares
Money Market Funds–2.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	6,195,818	6,195,818
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	5,654,606	5,656,302
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	7,080,934	7,080,934
Total Money Market Funds (Cost $18,932,080)		18,933,054
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.76% (Cost $611,174,857)		715,199,460
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.42%
Invesco Private Government Fund, 0.02%(e)(f)(g)	888,812	888,812
Invesco Private Prime Fund, 0.11%(e)(f)(g)	2,073,271	2,073,893
Total Investments Purchased with Cash Collateral from Securities On Loan (Cost $2,962,908)		2,962,705
TOTAL INVESTMENTS IN SECURITIES—100.18% (Cost $614,137,765)		718,162,165
OTHER ASSETS LESS LIABILITIES–(0.18)%		(1,256,222)
NET ASSETS–100.00%		$716,905,943
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $16,870,154, which represented 2.35% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,667,046	$8,086,449	$(16,557,677)	$-	$-	$6,195,818	$691
Invesco Liquid Assets Portfolio, Institutional Class	11,532,209	5,776,035	(11,650,930)	(243)	(769)	5,656,302	224
Invesco Treasury Portfolio, Institutional Class	16,762,339	9,241,655	(18,923,060)	-	-	7,080,934	311
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,034,078	14,343,618	(18,488,884)	-	-	888,812	67*
Invesco Private Prime Fund	11,746,181	29,331,691	(39,002,988)	(203)	(788)	2,073,893	839*
Total	$59,741,853	$66,779,448	$(104,623,539)	$(446)	$(1,557)	$21,895,759	$2,132

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$14,309,231	$—	$14,309,231
Belgium	—	2,408,551	—	2,408,551
Canada	20,887,764	—	—	20,887,764
China	—	1,194,601	—	1,194,601
Denmark	—	2,015,383	—	2,015,383
France	—	8,928,525	—	8,928,525
Germany	880,398	24,109,807	—	24,990,205
Hong Kong	12,450,907	4,432,677	—	16,883,584
Italy	—	3,759,411	—	3,759,411
Japan	—	57,601,178	—	57,601,178
Mexico	3,672,187	—	—	3,672,187
Singapore	—	17,388,747	—	17,388,747
South Africa	—	772,113	—	772,113
Spain	3,930,481	7,513,136	—	11,443,617
Sweden	—	8,240,758	—	8,240,758
United Kingdom	—	26,300,345	—	26,300,345
United States	471,887,980	3,582,224	2	475,470,206
Money Market Funds	18,933,054	2,962,705	—	21,895,759
Total Investments	$532,642,771	$185,519,392	$2	$718,162,165
Invesco Global Real Estate Income Fund